Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 8 - Commitments and Contingencies

Legal

From time to time, the Company may be involved in various litigation matters, which arise in the ordinary course of business. There is currently no litigation that management believes will have a material impact on the financial position of the Company.

During September 2025, the Company signed an agreement (“Investment Bank Agreement”) with a brokerage firm and investment bank (“Investment Bank”); in the event that the Investment Bank introduces the Company to one or more persons or entities which results in the completion of a (i) non-financing transactions, including without limitation, licensing agreement(s), joint venture(s), merger(s) and acquisition(s) (collectively referred to as a “non-financing transaction”) and/or (ii) financing transactions, including equity, debt or any combination thereof and a financing transaction to complete a non-financing transaction, the Company will be entitled to pay a success fee (the “Placement Success Fee”) equal to 8% on a S-3 retail takedown, an equity placement, a private investment in public equity (“PIPE”), or a convertible note, and 6% on each draw down of an Equity Line of Credit (“ELOC”) along with one 1% upfront commitment shares registered in the S-1 for the ELOC, and 4% for a debt deal/placement. The Placement Success Fee is due and payable to the Investment Bank immediately upon the closing of the placement and shall be disbursed directly to the Investment Bank simultaneously with the delivery of the proceeds of the placement to the Company.

The Investment Bank shall be entitled to receive from the Company a Placement Success Fee on any monies received from an Introduced Party (as defined in the Investment Bank Agreement) subsequent to the final closing of the placement (the Tail Fee”). The Tail Fee shall be payable in cash and shall be based upon whether the transaction was completed as an equity or debt financing. In the event that a placement is a combination equity/debt deal, then the placement shall be appropriately pro-rated between the two transactions. The tail is activated, and in effect for 12 months from the date of termination or expiration of this Investment Bank Agreement, or from the last funding tranche; whichever is the latter.

At the time of closing of a financing transaction during the term or the tail period, the Company also shall pay the Investment Bank equity in the form of common stock equal to 7% of the gross proceeds received.

As the Company has not completed any financing or non-financing transactions from the Investment Bank Agreement as of November 14, 2025, no expense has been recorded for the three and nine months ended September 30, 2025.

Note 12 – Commitments and Contingencies

Legal

From time to time, the Company may be involved in various litigation matters, which arise in the ordinary course of business.  There is currently no litigation that management believes will have a material impact on the financial position of the Company.

Advances to Suppliers

The Company entered into a commitment with a supplier for the development of an Esports Platform for total cost of $1,200,000. At December 31, 2023, the Company had paid the supplier 100% of the commitment amount plus an additional amount approximating $74,000. At December 31, 2023, the Company had discontinued the development of the Esports Platform and does not currently expect to receive any benefit from the costs incurred to develop this product. Therefore, the Company recorded an impairment charge in 2023 of approximately $1,274,000 for the costs incurred for the Esports Platform.

During May 2023, the Company entered into an agreement with a supplier to acquire the intellectual property for an App under development. At December 31, 2023, the Company had paid the supplier approximately $313,000 in cash toward the purchase of the App and issued the supplier 400,000 shares of the Company’s common stock at total value of $231,000. The Company was committed to pay the supplier an additional amount totaling $200,000 upon the achievement of certain technological milestones related to the development of the App. However, the Company has cancelled the agreement after determining that sufficient progress had not been made by the developer and does not currently expect to receive any benefit from the costs incurred to develop this product. Therefore, the Company recorded an impairment charge in 2023 of approximately $544,000 for the costs incurred for the App.

Other Commitments

In April 2024, the Company paid its former Chief of Staff $67,500 for the balance owed on his employment contract. As of September 30, 2024, there are no further commitments or amounts owed to the Chief of Staff.